Income Taxes	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes
23. INCOME TAXES
The following table summarizes the income of U.S. and foreign operations before taxes:

	2016	2015	2014
Income from Continuing Operations before Taxes
United States	$631.7	$507.5	$429.3
Foreign	775.9	606.3	370.9
Income from equity affiliates	147.0	152.3	148.9
Total	$1,554.6	$1,266.1	$949.1

The following table shows the components of the provision for income taxes:

	2016	2015	2014
Current Tax Provision
Federal	$171.0	$117.0	$(5.7)
State	21.2	8.1	7.4
Foreign	178.6	165.7	132.0
	370.8	290.8	133.7
Deferred Tax Provision
Federal	45.0	1.5	92.6
State	2.8	17.8	(0.3)
Foreign	14.0	(9.9)	32.1
	61.8	9.4	124.4
Income Tax Provision	$432.6	$300.2	$258.1

A reconciliation of the differences between the United States federal statutory tax rate and the effective tax rate is as follows:

(Percent of income before taxes)	2016	2015	2014
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	1.2	1.1	.7
Income from equity affiliates	(3.3)	(4.0)	(5.4)
Foreign tax differentials	(6.6)	(5.9)	(8.6)
U.S. taxes on foreign earnings	(3.1)	(2.1)	(2.6)
Domestic production activities	(.8)	(1.0)	(1.0)
Non-deductible goodwill impairment charge	—	—	11.4
Non-U.S. subsidiary tax election	—	—	(5.4)
Business separation costs	4.2	.2	—
Other(A)	1.2	.4	3.1
Effective Tax Rate	27.8%	23.7%	27.2%
(A) Other includes the impact of Chilean tax rate changes of 1.5% in 2014.
Income tax payments, net of refunds, were $440.8 in 2016, $392.9 in 2015, and $160.6 in 2014.
Foreign tax differentials represent the differences between foreign earnings subject to foreign tax rates lower than the U.S. federal statutory tax rate of 35.0%. Foreign earnings are subject to local country tax rates that are generally below the 35.0% U.S. federal statutory rate and include tax holidays and incentives. As a result, our effective non-U.S. tax rate is typically lower than the U.S. statutory rate. If foreign pre-tax earnings increase relative to U.S. pre-tax earnings, this rate difference could increase. The jurisdictions in which we earn pre-tax earnings subject to lower foreign taxes than the U.S. statutory rate include South Korea, Taiwan, the United Kingdom, China, Canada, Spain and Belgium. As more than 80% of the undistributed earnings are in countries with a statutory tax rate of 24% or higher, we do not generate a disproportionate amount of taxable income in countries with very low tax rates. U.S. taxes on foreign earnings is a tax benefit primarily due to foreign tax credits on the repatriation of foreign earnings to the U.S.
In 2016, the effective tax rate was impacted by tax costs of $51.8 incurred in anticipation of the tax-free spin-off of Versum, primarily for a dividend declared during the third quarter of 2016 to repatriate $443.8 from a subsidiary in South Korea to the U.S. Previously, most of these foreign earnings were considered to be indefinitely reinvested. In addition, a tax benefit was not available on a significant portion of the business separation costs. Refer to Note 3, Materials Technologies Separation, for additional information.
In 2014, the effective tax rate was impacted by losses from transactions and a tax election made with respect to a non-U.S. subsidiary resulting in an income tax benefit of $51.6. This benefit was partially offset by income tax expense of $20.6 related to the tax reform legislation enacted in Chile. The effective tax rate was also impacted by the goodwill impairment charge of $305.2 that was not deductible for tax purposes. See Note 10, Goodwill, for additional information regarding the impairment charge.
The significant components of deferred tax assets and liabilities are as follows:

30 September	2016	2015
Gross Deferred Tax Assets
Retirement benefits and compensation accruals	$527.6	$465.7
Tax loss carryforwards	101.1	123.7
Tax credits and other tax carryforwards	56.0	43.8
Reserves and accruals	74.9	63.6
Partnership and other investments	5.8	7.6
Other	19.3	32.7
Valuation allowance	(165.1)	(112.4)
Deferred Tax Assets	619.6	624.7
Gross Deferred Tax Liabilities
Plant and equipment	985.1	1,066.7
Currency gains	46.8	61.8
Unremitted earnings of foreign entities	5.4	58.4
Intangible assets	91.0	87.9
Other	16.7	2.2
Deferred Tax Liabilities	1,145.0	1,277.0
Net Deferred Income Tax Liability	$525.4	$652.3

Deferred tax assets and liabilities are included within the consolidated financial statements as follows:

	2016	2015
Deferred Tax Assets
Other noncurrent assets	$185.0	$75.3
Deferred Tax Liabilities
Deferred income taxes	710.4	727.6
Net Deferred Income Tax Liability	$525.4	$652.3

Gross federal loss and tax credit carryforwards as of 30 September 2016 were $137.1 and $25.7, respectively. The federal loss carryforward is primarily a capital loss due to a 2014 tax election related to a non-U.S. subsidiary that expires in 2019. The federal tax credit carryforwards expire in 2025 and 2026. Gross state loss and tax credit carryforwards as of 30 September 2016 were $303.1 and $3.3, respectively. The state tax carryforwards have expiration periods between 2018 and 2034. Gross foreign loss and tax credit carryforwards as of 30 September 2016 were $149.3 and $27.0, respectively. Foreign tax carryforwards of $113.9 have expiration periods between 2017 and 2026; the remainder have unlimited carryforward periods.
The valuation allowance as of 30 September 2016 of $165.1 primarily related to the tax benefit on the federal capital loss carryforward of $48.0, tax benefit of foreign loss carryforwards of $37.7, tax benefit of state loss carryforwards of $12.8, and capital assets of $58.0 that were generated from the loss recorded on the exit from the Energy-from-Waste business in 2016. If events warrant the reversal of the valuation allowance, it would result in a reduction of tax expense. We believe it is more likely than not that future earnings and reversal of deferred tax liabilities will be sufficient to utilize our deferred tax assets, net of existing valuation allowance, at 30 September 2016. The deferred tax liability associated with unremitted earnings of foreign entities decreased in part due to the dividend to repatriate cash from a foreign subsidiary in South Korea. This amount was also impacted by ongoing activity including earnings, dividend payments, tax credit adjustments, and currency translation impacting the undistributed earnings of our foreign subsidiaries and corporate joint ventures which are not considered to be indefinitely reinvested outside of the U.S.
We record U.S. income taxes on the undistributed earnings of our foreign subsidiaries and corporate joint ventures unless those earnings are indefinitely reinvested outside of the U.S. These cumulative undistributed earnings that are considered to be indefinitely reinvested in foreign subsidiaries and corporate joint ventures are included in retained earnings on the consolidated balance sheets and amounted to $5,463.2 as of 30 September 2016. An estimated $1,268.3 in U.S. income and foreign withholding taxes would be due if these earnings were remitted as dividends after payment of all deferred taxes.
A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

Unrecognized Tax Benefits	2016	2015	2014
Balance at beginning of year	$83.8	$93.1	$102.3
Additions for tax positions of the current year	12.5	4.7	6.2
Additions for tax positions of prior years	2.9	3.0	3.9
Reductions for tax positions of prior years	—	(2.2)	(9.7)
Settlements	(5.6)	(.6)	—
Statute of limitations expiration	(2.9)	(8.3)	(9.6)
Foreign currency translation	(.5)	(5.9)	—
Balance at End of Year	$90.2	$83.8	$93.1

At 30 September 2016 and 2015, we had $90.2 and $83.8 of unrecognized tax benefits, excluding interest and penalties, of which $46.5 and $48.8, respectively, would impact the effective tax rate if recognized.
Interest and penalties related to unrecognized tax benefits are recorded as a component of income tax expense and totaled $1.8 in 2016, $(1.9) in 2015, and $1.2 in 2014. Our accrued balance for interest and penalties was $8.4 and $6.6 as of 30 September 2016 and 2015, respectively.
We are currently under examination in a number of tax jurisdictions, some of which may be resolved in the next twelve months. As a result, it is reasonably possible that a change in the unrecognized tax benefits may occur during the next twelve months. However, quantification of an estimated range cannot be made at this time.
We generally remain subject to examination in the following major tax jurisdictions for the years indicated below:

Major Tax Jurisdiction	Open Tax Years
North America
United States	2011-2016
Canada	2012-2016
Europe
France	2013-2016
Germany	2011-2016
Netherlands	2011-2016
Spain	2011-2016
United Kingdom	2013-2016
Asia
China	2010-2016
South Korea	2010-2016
Taiwan	2011-2016
Latin America
Chile	2013-2016